Leases and Other Commitments (Tables)	6 Months Ended
Jun. 30, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following table presents our future minimum lease commitments under capital leases and non-cancelable operating leases that have lease terms of one year or more (in thousands) as of June 30, 2016:

	Operating	Capital
Remaining 2016	$28,715	$2,869
2017	53,376	5,647
2018	50,036	5,672
2019	44,942	5,780
2020	40,754	5,971
2021 and thereafter	342,036	74,166
Total minimum lease payments	$559,859	100,105
Less amount that represents interest		44,110
Present value of net minimum capital lease payments		$55,995